Document and Entity Information	12 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	RumbleON, Inc.
Entity Central Index Key	0001596961
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Incorporation, State or Country Code	NV
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019